SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Share-based Payment Arrangements [Abstract]
Disclosure of effect of share-based payments on entity's profit or loss
Share-based payments expense are as follows:

	2026	2025
Equity-settled plans
Stock option plan	$6.2	$5.9
RSU plan	12.0	6.6
PSU plan	18.7	12.7
Cash-settled plans
Stock purchase plan	17.6	16.2
DSU plans	8.9	14.9
RSU plan	0.1	1.9
PSU plan	0.4	3.3
Total share-based payments expense	$63.9	$61.5
Impact of equity swap agreements (Note 31)	(3.1)	(14.6)
Amount capitalized	(0.8)	(1.0)
Share-based payments expense, net of equity swap (Note 26)	$60.0	$45.9

Carrying amount of share-based payments liabilities are as follows:

	2026	2025
Cash-settled plans
DSU plans	$33.3	$48.7
RSU plan	—	6.5
PSU plan	—	10.4
Total carrying amount of share-based payments liabilities	$33.3	$65.6
Current portion	11.3	25.3
Non-current portion (Note 22)	$22.0	$40.3

Disclosure of number and weighted average exercise prices of share options
Changes in outstanding stock options are as follows:

		2026		2025
		Weighted		Weighted
	Number of	average exercise	Number of	average exercise
stock options		price	stock options	price
Stock options outstanding, beginning of year	3,984,148	$28.52	6,459,922	$27.19
Granted	625,105	35.33	779,288	25.45
Exercised	(1,657,429)	27.94	(2,763,675)	24.29
Forfeited	(99,261)	29.93	(491,387)	29.96
Expired	(3,650)	27.14	—	—
Stock options outstanding, end of year	2,848,913	$30.31	3,984,148	$28.52
Stock options exercisable, end of year	1,406,633	$29.83	2,525,692	$28.44

Disclosure of range of exercise prices of outstanding share options
As at March 31, 2026, summarized information about the stock options issued and outstanding is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	stock options	contractual life	average exercise	stock options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$20.57 to $26.78	937,639	3.68	$23.61	470,985	$21.81
$26.83 to $30.13	453,948	4.20	28.66	191,103	28.65
$33.47 to $38.01	1,457,326	3.83	35.13	744,545	35.20
Total	2,848,913	3.84	$30.31	1,406,633	$29.83

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The assumptions used in the calculation of the fair value of the stock options on the grant date using the Black-Scholes option pricing model are as follows:

	2026	2025
Common share price	$35.33	$25.45
Exercise price	$35.33	$25.45
Dividend yield	—%	0.58%
Expected volatility	39.27%	39.32%
Risk-free interest rate	2.94%	3.53%
Expected stock option life	5 years	5 years

Disclosure of number and weighted average exercise prices of other equity instruments
Changes in outstanding equity-settled RSUs are as follows:

	2026	2025
Equity-settled RSUs outstanding, beginning of year	574,726	292,634
Granted	599,684	393,805
Cancelled	(46,991)	(94,872)
Settled in shares	(1,702)	(15,370)
Settled in cash	(5,856)	(1,471)
Equity-settled RSUs outstanding, end of year	1,119,861	574,726
Equity-settled RSUs vested, end of year	760,647	404,144
Changes in outstanding equity-settled PSUs are as follows:

	2026	2025
Equity-settled PSUs outstanding, beginning of year	1,409,472	780,786
Granted	1,021,502	903,341
Cancelled	(110,706)	(242,151)
Settled in shares	(1,248)	(30,060)
Settled in cash	(3,434)	(2,444)
Equity-settled PSUs outstanding, end of year	2,315,586	1,409,472
Equity-settled PSUs vested, end of year	1,600,821	1,037,878
Changes in outstanding DSUs are as follows:

	2026	2025
DSUs outstanding, beginning of year	1,377,311	1,487,414
Granted	143,539	139,677
Redeemed	(599,613)	(249,780)
DSUs vested and outstanding, end of year	921,237	1,377,311
Changes in outstanding cash-settled RSUs are as follows:

	2026	2025
Cash-settled RSUs outstanding, beginning of year	193,139	404,037
Cancelled	(5,320)	(43,833)
Redeemed	(187,819)	(167,065)
Cash-settled RSUs outstanding, end of year	—	193,139
Cash-settled RSUs vested, end of year	—	184,725
Changes in outstanding cash-settled PSUs are as follows:

	2026	2025
Cash-settled PSUs outstanding, beginning of year	491,896	912,281
Cancelled	(184,028)	(283,840)
Redeemed	(307,868)	(136,545)
Cash-settled PSUs outstanding, end of year	—	491,896
Cash-settled PSUs vested, end of year	—	467,991